Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
19
1-Jul-2024
31-Jul-2024
13-Aug-2024
14-Aug-2024
15-Aug-2024
Actual/360 Days
31
30/360 Days
30
15-Aug-2024
15-Aug-2024
15-Jul-2024
15-Jul-2024
Summary
Beginning
Balance
0.00
78,016,694.12
657,500,000.00
118,600,000.00
Principal
Payment
0.00
44,985,785.01
0.00
0.00
Ending
Balance
0.00
33,030,909.11
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
68.419445
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.050237
1.000000
1.000000
854,1
16,694.12
809,130,909.1
1
44,985,785.01
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
902,042,401.61
89,380,901.47
991,423,303.08
47,925,707.49
857,056,616.60
84,832,666.29
941,889,282.89
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
330,920.81
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.503302
3.758333
3.591667
Interest & Principal
Payment
0.00
45,316,705.82
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
68.922746
3.758333
3.591667
$48,213,781.66
T
otal
$3,227,996.65

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
51,850,279.04
0.00
51,850,279.04
45,559,401.02
4,293,718.00
910,700.91
811,670.65
78,639.67
0.00
196,148.79
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
826,186.09
0.00
0.00
3,227,996.65
0.00
0.00
44,985,785.01
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
51,850,279.04
2,810,311.29
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
826,186.09
0.00
0.00
0.00
826,186.09
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,227,996.65
0.00
330,920.81
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,227,996.65
0.00
330,920.81
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,227,996.65
3,227,996.65
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
44,985,785.01
0.00
0.00
0.00
44,985,785.01
Aggregate Principal Distributabl
e
Amount
44,985,785.01
44,985,785.01
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,286.55
175,862.24
196,148.79
4,792,570.75
0.00
20,286.55
20,286.55
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Pool Statistics
Pool Data
5.05%
37.05
32.22
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
991,423,303.08
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
941,889,282.89
34,661
35,708
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
29,446,008.23
16,113,392.79
78,323.01
3,896,296.16
Pool Factor
44.48%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
34,661
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
97.92%
1.46%
0.45%
0.18%
100.00%
922,295,702.99
13,722,051.71
4,199,125.84
1,672,402.35
941,889,282.89
34,210
323
92
36
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.623%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,473.04
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.761%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
24,235,104.00
2,220,131.07
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
102
1,387
Losses
(1)
Amount
3,896,296.16
899,882.12
776,282.97
Number of Receivables
Number of Receivables
Amount
56,025,379.49
19,306,111.23
12,484,164.26
Current
Cumulative
1.144%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
2.756%
Prior Collection Period
0.145 % Second Prior
Collection
Period
2.092
%
Third
Prior
Collection
Period
2.053%